Reconciliation of Federal to Effective Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal tax (benefit) expense computed at statutory rate			$ 4,113	$ 1,956	$ (7,108)
State tax (benefit) expense, net of federal tax			416	1,502	(1,391)
Valuation allowance, net			23	(5,018)	89
Permanent differences and other, net			551	236	(1,927)
Change in tax rate			12	(1,599)
Change to uncertain tax positions, net			(869)	4,166	(151)
Foreign rate differential			(1,003)	(418)	174
Income tax (benefit) expense	$ (10,732)	$ 2,643	$ 3,243	$ 825	$ (10,314)